Leases (Details) - Schedule of future undiscounted aggregate minimum lease payments	Dec. 31, 2021 USD ($)
Schedule Of Future Undiscounted Aggregate Minimum Lease Payments Abstract
2023	$ 1,137,651
2024	961,109
2025	772,934
2026	571,830
2027	285,915
thereafter
Total undiscounted future minimum lease payments	3,729,439
Less: amount representing interest	295,076
Total present value of operating lease liabilities	3,434,363
Less: current portion of operating lease liabilities	1,008,766
Non-current portion of operating lease liabilities	$ 2,425,597